SHORT TERM NOTES, CONVERTIBLE DEBT, AND DERIVATIVE LIABILITIES (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended
	Apr. 27, 2022	Apr. 21, 2022	Sep. 30, 2023	May 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Stock issued new, value						$ 175,619
Diligence and legal costs			$ 92,738
Issuance of debt discount			153,810
Notes payable			2,300,000		2,300,000		$ 2,300,000		$ 0
Repayments of notes payable							(0)	$ 2,000,000
Interest Converted To Common Stock [Member]
Debt Instrument [Line Items]
Beneficial conversion expense		$ 1,299,507
Interest Converted To Common Stock [Member] | Post Split Shares [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt converted, shares issued		426,768
Interest Converted To Common Stock [Member] | Post Split Shares [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt converted, shares issued		426,768
Qualified Financing [Member]
Debt Instrument [Line Items]
Notes payable										$ 2,000,000
Repayments of notes payable	$ 2,000,000
Senior Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument face amount				$ 1,437,500
Proceeds from secured notes payable				1,250,000
Debt issuance costs, gross				203,575
Debt instrument, unamortized discount				$ 163,170
Amortization of debt discount							156,266
Senior Notes Payable [Member] | Commitment Fee [Member]
Debt Instrument [Line Items]
Issuance of common shares				339,360
Stock issued new, value				$ 175,619
Senior Notes Payable [Member] | Senior Notes Warrants [Member]
Debt Instrument [Line Items]
Warrants issued				1,232,156
Series B Notes Payable [Member]
Debt Instrument [Line Items]
Issuing unsecured senior notes			$ 862,500		$ 862,500		$ 862,500
Mature date			Sep. 01, 2024
Cash proceeds			$ 750,000
Original issue discount, percentage			15.00%		15.00%		15.00%
Annual rate percentage			8.00%		8.00%		8.00%